SUPPLEMENTARY BALANCE SHEET INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Trade:
Open accounts	$ 1,177		$ 2,071
Less - allowance for doubtful accounts *	(327)	[1]	(308)	[1]	(435)	(664)
Trade	$ 850		$ 1,763

[1]	The changes in allowance for doubtful accounts are composed as follows: Years ended December 31, 2012 2011 2010 U.S. dollars in thousands Balance at beginning of year $ 308 $ 435 $ 664 Increase (decrease) during the year 66 (15) (201) Bad debt written off (47) (112) (28) Balance at end of year $ 327 $ 308 $ 435